Income Taxes, Domestic and Foreign Loss Before Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Loss before income taxes [Abstract]
Domestic					$ (17,027)	$ (13,367)
Foreign					1	(9)
Loss before income taxes	$ (4,508)	$ (4,240)	$ (13,661)	$ (12,773)	$ (17,026)	$ (13,376)